Other liabilities	12 Months Ended
Mar. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Other current liabilities	Other liabilities

(EUR thousand)	As of March 31
Other current liabilities	2025	2024
Payment solutions payables	16,797	11,647
VAT payables, withholding tax and capital tax	13,627	11,065
Personnel related liabilities	5,387	5,220
Other current liabilities	7,438	5,801
Total	43,249	33,733
As of March 31, 2025 payment solution payables increased by EUR5.2 million following higher levels of activity close to year-end sourcing from the DCC business.